UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21331

Allspring Multi-Sector Income Fund

(Exact name of registrant as specified in charter)

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Address of principal executive offices) (Zip code)

Matthew Prasse

Allspring Funds Management, LLC

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: October 31

Date of reporting period: April 30, 2024

ITEM 1. REPORT TO STOCKHOLDERS

Allspring Multi-Sector Income Fund (ERC)
Semi-Annual Report
April 30, 2024

The views expressed and any forward-looking statements are as of April 30, 2024, unless otherwise noted, and are those of the portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.
Allspring Multi-Sector Income Fund | 1

Letter to shareholders (unaudited)

Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Allspring Multi-Sector Income Fund for the six-month period that ended April 30, 2024. Globally, stocks and bonds had positive returns for the period. However, markets were volatile as investors focused on persistently high inflation and the impact of aggressive central bank rate hikes. Riskier assets rallied as investors anticipated an end to the tight monetary policy.
For the period, U.S. stocks, based on the S&P 500 Index,1 returned 20.98%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 gained 17.69% while the MSCI EM Index (Net) (USD),3 returned 15.40%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 advanced 4.97%, the Bloomberg Global Aggregate ex-USD Index (unhedged)5 gained 3.92%, the Bloomberg Municipal Bond Index6 returned 7.06%, and the ICE BofA U.S. High Yield Index7 gained 8.94%.
Investors remained focused on central bank monetary policies.
As the six-month period began in November, the market mood brightened as cooling inflation inspired confidence that central banks could hold off on further rate hikes. Overall annual inflation in the U.S. fell to 3.1% in November while 12-month inflation in the U.K. and the eurozone eased to 4.6% and 2.4%, respectively—far below their peak levels of mid-2022. Third quarter annualized U.S. GDP growth was raised to an estimated 5.2% while U.S. job totals rose by close to 200,000 in November, indicating a slight cooling of the labor market. All of this fresh evidence added to confidence for a U.S. soft economic landing, leading to a more buoyant mood heading into winter.
The broad year-end rally among stocks and bonds continued in December as investors became more confident that monetary policy would ease in 2024. Supporting the bubbly market mood were reports confirming lower inflationary trends in the U.S. and Europe. During the period, it appeared more likely that the U.S. economy could achieve a soft landing, cooling enough to lower inflation without the pain of a recession. However, by year-end, an expectations gap developed. Capital markets priced in a total of 1.50 percentage points in federal funds rate cuts in 2024—twice as much as the three cuts of 0.25% hinted at by Fed officials.
1
The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.
2
The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source:  MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
3
The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. You cannot invest directly in an index.
4
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
5
The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
6
The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
7
The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high yield bonds. The index tracks the performance of high yield securities traded in the U.S. bond market. Returns shown are net of transaction costs beginning on July 1, 2022. You cannot invest directly in an index. Copyright 2024. ICE Data Indices, LLC. All rights reserved.
2 | Allspring Multi-Sector Income Fund

Letter to shareholders (unaudited)
Financial market performance was mixed in January 2024 as U.S. stocks had modest gains while non-U.S. equities, particularly those in emerging markets, and fixed income assets were held back by central bank pushback on market optimism over rate cuts. Overall, optimism was supported by hints of a soft landing for the U.S. economy. Key data included a surprisingly strong gain of 353,000 jobs in January, an unemployment rate of just 3.7%, and a rise of just 3.1% in the annual Consumer Price Index (CPI)1 in January. However, that resilience helped tone down expectations of a rate cut in March to a more likely second quarter initial move.
In February, stocks were supported by positive economic data and strong corporate earnings. However, fixed income investments were under pressure as resilient inflation curbed expectations on the timing of interest rate cuts. The S&P 500 Index had solid monthly gains along with emerging market equities, which benefited from a rebound in China.
The first quarter of 2024 closed with ongoing stock market momentum and a more muted sense of confidence in fixed income markets as investors adjusted to the prospect of greater-than-expected economic strength. On the flip side, expectations on the timing of an initial Fed rate cut were pushed back from March to June and then beyond. Additionally, the number of quarter-point rate cuts forecast by the market fell from six as projected in December 2023 to two to three cuts by fiscal period-end.
Markets retreated broadly in April as U.S. annual inflation continued to resist monetary policy efforts and expectations for its downward trajectory, with an April CPI reading of 3.4%. The timing of a Fed initial rate cut came into greater question in April. Not only was there less confidence regarding when a first cut would take place but also whether any rate reductions would occur at all in 2024. Market expectations continued to recede to a possible September Fed first cut. Meanwhile, eurozone annual inflation held steady in April at 2.4%. Developed market stocks and fixed income securities of all types were in the red for April.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,

Andrew Owen
President
Allspring Funds
“ The first quarter of 2024 closed with ongoing stock market momentum and a more muted sense of confidence in fixed income markets as investors adjusted to the prospect of greater-than-expected economic strength. ”
For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.
1
The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.
Allspring Multi-Sector Income Fund | 3

Letter to shareholders (unaudited)

Notice to Shareholders
• On November 15, 2023, the Fund announced a renewal of its open-market share repurchase program (the “Buyback
Program”). Under the renewed Buyback Program, the Fund may repurchase up to 5% of its outstanding shares in open market transactions during the period beginning on January 1, 2024 and ending on December 31, 2024. The Fund’s Board of Trustees has delegated to Allspring Funds Management, LLC, the Fund’s adviser, discretion to administer the Buyback
Program, including the determination of the amount and timing of repurchases in accordance with the best interests of the Fund and subject to applicable legal limitations.

• The Fund’s managed distribution plan provides for the declaration of monthly distributions to common shareholders of the
Fund at an annual minimum fixed rate of 8% based on the Fund’s average monthly net asset value per share over the prior
12 months. Under the managed distribution plan, monthly distributions may be sourced from income, paid-in capital, and/or capital gains, if any. To the extent that sufficient investment income is not available on a monthly basis, the Fund may distribute long-term capital gains and/or return of capital to its shareholders in order to maintain its managed distribution level. You should not draw any conclusions about the Fund’s investment performance from the amount of the
Fund’s distributions or from the terms of the managed distribution plan. Shareholders may elect to reinvest distributions received pursuant to the managed distribution plan in the Fund under the existing dividend reinvestment plan, which is described later in this report.

4 | Allspring Multi-Sector Income Fund

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Performance highlights (unaudited)
Performance highlights
Investment objective	The Fund seeks a high level of current income consistent with limiting its overall exposure to domestic interest rate risk.
Strategy summary
The Fund allocates its assets between three separate investment strategies, or sleeves. Under normal market conditions, the Fund allocates approximately 30%-70% of its total assets to a sleeve consisting of below investment-grade (high yield) debt; approximately 10%-40% to a sleeve of foreign debt securities, including emerging market debt; and approximately 10%-30% to a sleeve of adjustable-rate and fixed-rate mortgage-backed securities, and investment-grade corporate bonds.

Adviser	Allspring Funds Management, LLC
Subadvisers	Allspring Global Investments, LLC
Allspring Global Investments (UK) Limited
Portfolio managers	Christopher Y. Kauffman, CFA, Chris Lee, CFA, Michael Lee, Alex Perrin, Michael J. Schueller, CFA, Lauren van Biljon, CFA, Noah Wise, CFA

Average annual total returns (%) as of April 30, 2024[1]

	6 months	1 year	5 year	10 year
Based on market value	7.27	6.76	4.49	2.96
Based on net asset value (NAV)	9.50	9.12	3.47	4.37
Bloomberg U.S. Universal Bond Index[2]	5.44	-0.34	0.18	1.51
Multi-Sector Income Blended Index[3]	7.21	5.00	1.78	2.49
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Performance figures of the Fund do not reflect brokerage commissions that a shareholder would pay on the purchase and sale of shares. If taxes and such brokerage commissions had been reflected, performance would have been lower. To obtain performance information current to the most recent month-end, please call 1-800-222-8222.
The Fund’s annualized expense ratio for the six months ended April 30, 2024, was 3.61% which includes 2.64% of interest expense.

[1]
Total returns based on market value are calculated assuming a purchase of common stock on the first day and a sale on the last day of the period reported. Total returns based on NAV are calculated based on the NAV at the beginning of the period and at the end of the period. Dividends and distributions, if any, are assumed for the purposes of these calculations to be reinvested at prices obtained under the Fund’s Automatic Dividend Reinvestment Plan.

[2]
The Bloomberg U.S. Universal Bond Index is an unmanaged market-value-weighted performance benchmark for the U.S.-dollar-denominated bond market, which includes investment-grade, high-yield, and emerging markets debt securities with maturities of one year or more. You cannot invest directly in an index.

[3]
Source:  Allspring Funds Management, LLC. The Multi-Sector Income Blended Index is composed of 60% ICE BofA U.S. High Yield Constrained Index†, 18% J.P. Morgan
GBI-EM Global Diversified Composite Index††, 7.5% Bloomberg U.S. Credit Bond Index†††, 7.5% Bloomberg U.S. Securitized Index††††, and 7% J.P. Morgan Global
Government Bond Index (ex U.S.)†††††. You cannot invest directly in an index. Copyright 2024. ICE Data Indices, LLC. All rights reserved.
†The ICE BofA U.S. High Yield Constrained Index is a market-value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3 but are not in default. The ICE
BofA U.S. High Yield Constrained Index limits any individual issuer to a maximum of 2% benchmark exposure. You cannot invest directly in an index.
††The J.P. Morgan GBI-EM Global Diversified Composite Index is an unmanaged index of debt instruments of 31 emerging countries. You cannot invest directly in an index.
†††The Bloomberg U.S. Credit Bond Index is an unmanaged index of fixed income securities composed of securities from the Bloomberg Government/Corporate Bond
Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. You cannot invest directly in an index.
††††The Bloomberg U.S. Securitized Index is an unmanaged composite of asset-backed securities, collateralized mortgage-backed securities (ERISA-eligible), and fixed-
rate mortgage-backed securities. You cannot invest directly in an index.
†††††The J.P. Morgan Global Government Bond Index (ex U.S.) measures the total return from investing in 12 developed government bond markets:  Australia, Belgium,
Canada, Denmark, France, Germany, Italy, Japan, the Netherlands, Spain, Sweden, and the U.K. You cannot invest directly in an index.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6 | Allspring Multi-Sector Income Fund

Performance highlights (unaudited)

Growth of $10,000 investment as of April 30, 2024[1]

[1]
The chart compares the performance of the Fund for the most recent ten years with the Bloomberg U.S. Universal Bond Index and Multi-Sector Income Blended Index. The
chart assumes a hypothetical investment of $10,000 investment and reflects all operating expenses of the Fund.

Comparison of NAV vs. market value[1]

[1]
This chart does not reflect any brokerage commissions charged on the purchase and sale of the Fund’s common shares. Dividends and distributions paid by the Fund are included in the Fund’s average annual total returns but have the effect of reducing the Fund’s NAV.

Allspring Multi-Sector Income Fund | 7

Performance highlights (unaudited)
Risk summary
This closed-end fund is no longer available as an initial public offering and is only offered through broker-dealers on the secondary market. A closed-end fund is not required to buy its shares back from investors upon request. Shares of the Fund may trade at either a premium or discount relative to the Fund’s net asset value, and there can be no assurance that any discount will decrease. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Debt securities are subject to credit risk and interest rate risk, and high yield securities and unrated securities of similar credit quality have a much greater risk of default and their values tend to be more volatile than higher-rated securities with similar maturities. Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability, and foreign currency fluctuations. Risks of foreign investing are magnified in emerging or developing markets. The Fund is exposed to mortgage- and asset-backed securities risk. The Fund is leveraged through a revolving credit facility and also may incur leverage by issuing preferred shares in the future. The use of leverage results in certain risks, including, among others, the likelihood of greater volatility of the net asset value and the market value of common shares. Derivatives involve additional risks, including interest rate risk, credit risk, the risk of improper valuation, and the risk of non-correlation to the relevant instruments that they are designed to hedge or closely track.

8 | Allspring Multi-Sector Income Fund

Performance highlights (unaudited)
MANAGER’S DISCUSSION
Overview
The Fund’s return based on market value was 7.27% for the six-month period that ended April 30, 2024. During the same period, the Fund’s return based on its net asset value (NAV) was 9.50%. Based on both market value and NAV, the Fund outperformed the Multi-Sector Income Blended Index, which returned 7.21% for the period.
Fed remains patient with inflation still elevated.
The Federal Reserve (Fed) continued its patient and data-dependent approach to monetary policy in the six-month period that ended April 30, 2024 as economic growth was resilient and underlying inflation remained elevated. Core growth was strong, backed by resilience in consumer spending and modestly recovering residential and nonresidential fixed investment, which left recession probabilities near historical average levels.
While U.S. Treasury yields and the U.S. dollar finished the six-month period at similar levels to where they started it, an uncertain and changing inflation outlook led to much volatility from start to finish. Due to rising fiscal deficits, stable growth, and ongoing strength in the labor market, inflation has proved stickier than investors hoped. The Fed expressed desire to see further improvement in inflation data, and the market quickly repriced the number of expected rate cuts from six in mid-January all the way down to roughly one rate cut by period-end.

Ten largest holdings (%) as of April 30, 2024[1]
Indonesia, 7.00%, 9-15-2030	2.53
Colombia TES, 5.75%, 11-3-2027	1.94
Hungary, 1.50%, 4-22-2026	1.70
Mexico, 7.75%, 5-29-2031	1.59
International Bank for Reconstruction & Development, 9.50%, 2-9-2029	1.50
Romania, 5.00%, 2-12-2029	1.45
Colombia TES, 7.75%, 9-18-2030	1.39
New Zealand, 3.50%, 4-14-2033	1.35
Mexico, 7.50%, 5-26-2033	1.23
Romania, 3.65%, 9-24-2031	1.18

[1]	Figures represent the percentage of the Fund’s net assets. Holdings are subject to change and may have changed since the date specified.
The “pivot” from a “higher for longer” interest rate environment to one that priced in six future cuts led to exceptionally strong returns in fixed income assets, including high yield. In the six months that ended April 30, 2024, the high yield market returned 8.96%. Financial conditions became easier, and nowhere was this more apparent than in the high yield market. The trailing 12-month default rate declined from 2.7% to 2.3%. High yield bond yields compressed to 8.20% from 9.51%, and high yield credit spreads tightened 127 basis points (bps; 100 bps equal 1.00%) to 318 bps in option-adjusted spread, indicating a higher investor comfort level with risky assets.
Corporate and securitized bond spreads tightened as volatility continued.
For the six-month period that ended April 30, 2024, spreads (the difference in yields over Treasuries) in investment-grade corporate and securitized sectors tightened on average by 37 bps and 21 bps, respectively. High yield bond spreads tightened 136 bps. Lower-rated commercial mortgage-backed securities (CMBS) were among the best-performing sectors, with A-rated securities tightening 167 bps and BBB-
rated securities tightening 189 bps.
Credit quality as of April 30, 2024[1]

[1]
The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the portfolio with the ratings depicted in the chart are calculated based on the market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of the three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D
(lowest). Ratings from A to CCC may be modified by the addition of a plus
(+) or minus (-) sign to show relative standing within the rating categories.
Standard & Poor’s rates the creditworthiness of short-term notes from
SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from
MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.

Allspring Multi-Sector Income Fund | 9

Performance highlights (unaudited)
The high yield sleeve added to BB-rated bonds.
Over the past six months, the high yield sleeve increased its allocations to BB-rated bonds and to the financial services and health care sectors and reduced its allocations to the media and real estate sectors.
The international/emerging market sleeve included changes in duration and diversification.
Changes to positioning within the international/emerging markets sleeve focused on modestly extending duration and diversifying interest rate and currency allocations. The sleeve took on longer-dated positions in Indonesia and India where upward-sloping yield curves offered adequate compensation for the added duration risk. Overall regional allocations were largely unchanged over the reporting period, but within the Latin American position a reduction in Brazil allowed for additional exposure to
Colombia.
Effective maturity distribution as of April 30, 2024[1]

0-1 year
8%
1-3 year(s)
24%
3-5 years
35%
5-10 years
28%
10-20 years
2%
20-30 years
2%
30+ years
1%

[1]	Figures represent the percentage of the Fund’s fixed-income securities. Allocations are subject to change and may have changed since the date specified.
Subordinate CMBS and investment-grade financials and industrials contributed.
Within securitized sectors, the Fund’s allocation to CMBS, collateralized loan obligations, and private-label collateralized mortgage obligations (CMOs) contributed to performance. Within corporate sectors, security selection and an overweight to financials were positive.
The Fund’s high yield sleeve underperformed the ICE BofA U.S. High Yield Index* in the six-month period that ended April 30, 2024. PRA Group, a debt collection company, and Werner FinCo, a building products company, were the sleeve’s best-performing individual credits. An underweight position to DISH Network, a cable and satellite company, also contributed.
Top contributors included Latin American countries and South Africa.
Exposure to the bond markets of Colombia, Mexico, Brazil, and South Africa were excellent value-adds over the reporting period. Performance of the sleeve’s Latin American names was supported by easier domestic monetary policy. In Colombia and Mexico, currency gains versus the U.S. dollar were additional positives to overall returns.
Leverage impact was positive.
The Fund’s use of leverage through bank borrowings had a positive impact on total return performance during this reporting period. As of April 30, 2024, the Fund had approximately 30% in leverage as a percent of total assets.
Duration and curve positioning detracted.
The Fund’s duration underweight and yield curve positioning relative to the index detracted from performance as Treasury yields declined
0.05%–0.39% over the period with the yield curve flattening.
Geographic allocation as of April 30, 2024[1]

71%
North America
9%
Europe
7%
Latin America
4%
Asia/Pacific ex-Japan
1%
Caribbean
8%
Other

[1]	Figures represent the percentage of the Fund’s long-term investments. Allocations are subject to change and may have changed since the date specified.
High yield detractors included Enviva and Asurion.
Enviva, a manufacturer of wood pellets that utilities burn in lieu of coal, and Asurion, a provider of wireless handset insurance services, were the two worst-performing individual holdings.
Developed market bonds trailed emerging markets.
Developed market sovereign bonds generally underperformed emerging market sovereign bonds over the reporting period. The sleeve’s positions in New Zealand and the United Kingdom managed modest absolute returns but were detractors on a relative basis. On the currency front, positions in the Brazilian real and Indonesian rupiah detracted, with the currencies weaker than the U.S. dollar.
*
ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high yield bonds. The index tracks the performance of high yield securities traded in the U.S. bond market. Returns shown are net of transaction costs beginning on July 1, 2022. You cannot invest directly in an index. Copyright 2024. ICE Data Indices, LLC. All rights reserved.

10 | Allspring Multi-Sector Income Fund

Performance highlights (unaudited)
The corporate credit outlook has improved as recession risks decline.
Within securitized sectors, we see value in certain asset-backed securities (ABS) sectors, mezzanine private-label CMOs, and select CMBS deals. Our outlook has turned more cautious on corporate credit where valuations look rich compared with long-term historical levels.
Approximately 46% of the mortgage/corporate sleeve’s exposure is in corporate credit and 51% is in fixed-rate and floating-rate mortgage securities. The largest industry exposures in the credit sector remain insurance, banking, and technology, while CMBS and ABS are the largest weights within the securitized sector.
The high yield outlook continues to be positive.
A “Goldilocks” economic environment―moderate growth and inflation that eventually recedes toward the Fed’s desired long-term target and facilitates looser monetary policy―creates a positive backdrop for high yield. Issuer balance sheets are generally healthy. Leverage and coverage ratios compare favorably with prior periods. Lower-quality issuers have regained access to the new-issue market, reducing the number of near-
maturity bonds that require refinancing. This reduces defaults and keeps distressed capital structures contained to just the cable, media, and telecom sectors. At period-end, on a historical basis, corporate spreads were tight but yields were attractive. Considered alongside a constructive economic and default outlook, investors have chosen to buy “attractive yield” over “selling tight spread.” Avoiding idiosyncratic distress while maintaining a high level of income is the main challenge faced by the high yield sleeve―and one the managers will tackle through careful security selection.
The global outlook stabilized.
Global markets are at an interesting juncture, with signs of stability after a difficult few months. The late-2023 euphoria has been largely extinguished, with current interest rate projections appearing more realistic given the macroeconomic backdrop. Sovereign bond yields―nominal and inflation-adjusted―look to offer generous compensation for the associated risk. A rigorous relative-value framework and careful risk control is needed; however, with sensible position sizing and nimble trading a must based on global geopolitical and market risk.

Allspring Multi-Sector Income Fund | 11

Portfolio of investments—April 30, 2024 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 0.12%
FHLMC	8.50%	7-1-2028	$3,797	$3,850
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	6.36	2-1-2037	37,726	38,569
FHLMC (5 Year Treasury Constant Maturity+2.10%)±	2.62	9-1-2032	173,359	164,013
FHLMC Series 2390 Class FD (30 Day Average U.S. SOFR+0.56%)±	5.89	12-15-2031	3,864	3,851
FHLMC Series 2567 Class FH (30 Day Average U.S. SOFR+0.51%)±	5.84	2-15-2033	18,108	17,966
FNMA	6.00	4-1-2033	38,065	37,870
FNMA Series 1997-20ƒ±±	1.84	3-25-2027	749	0
FNMA Series 2001-25 Class Z	6.00	6-25-2031	18,357	18,161
FNMA Series 2001-35 Class F (30 Day Average U.S. SOFR+0.71%)±	6.04	7-25-2031	1,350	1,344
FNMA Series 2001-57 Class F (30 Day Average U.S. SOFR+0.61%)±	5.94	6-25-2031	1,360	1,356
FNMA Series 2002-77 Class FH (30 Day Average U.S. SOFR+0.51%)±	5.84	12-18-2032	6,708	6,678
FNMA Series 2002-97 Class FR (30 Day Average U.S. SOFR+0.66%)±	5.99	1-25-2033	2,020	2,012
GNMA	6.50	6-15-2028	5,211	5,344
GNMA Series 2019-H06 Class HIƒ±±	1.82	4-20-2069	2,180,310	41,746
Total agency securities (Cost $409,252)				342,760
Asset-backed securities: 3.89%
ABFC Trust Series 2003-AHL1 Class A1±±	4.18	3-25-2033	56,629	55,207
ACRES Commercial Realty Ltd. Series 2021-FL2 Class A (U.S. SOFR 1 Month+1.51%)144A±	6.83	1-15-2037	471,960	464,988
Aligned Data Centers Issuer LLC Series 2021-1A Class A2144A	1.94	8-15-2046	900,000	816,031
Aqua Finance Trust Series 2021-A Class A144A	1.54	7-17-2046	323,836	288,696
Bear Stearns Asset-Backed Securities Trust Series 2002-2 Class A1 (U.S. SOFR 1 Month+0.77%)±	6.09	10-25-2032	1,899	1,888
BRSP Ltd. Series 2021-FL1 Class A (U.S. SOFR 1 Month+1.26%)144A±	6.58	8-19-2038	297,412	293,308
Centex Home Equity Loan Trust Series 2002-A Class AF6	5.54	1-25-2032	4,053	3,929
Five Guys Holdings, Inc. Series 2023-1A Class A2144A	7.55	1-26-2054	55,000	55,371
HGI CRE CLO Ltd. Series 2021-FL1 Class A (U.S. SOFR 1 Month+1.16%)144A±	6.48	6-16-2036	154,187	153,074
Home Partners of America Trust Series 2021-1 Class D144A	2.48	9-17-2041	886,088	730,283
MF1 Ltd. Series 2022-FL8 Class C (U.S. SOFR 1 Month+2.20%)144A±	7.52	2-19-2037	1,000,000	919,496
Mid-State Trust XI Series 11 Class A1	4.86	7-15-2038	53,574	52,144
New Century Home Equity Loan Trust Series 2004-3 Class M1 (U.S. SOFR 1 Month+1.04%)±	6.36	11-25-2034	629,922	614,398
Octane Receivables Trust Series 2022-1A Class A2144A	4.18	3-20-2028	371,762	368,690
Parallel Ltd. Series 2021-1A Class D (U.S. SOFR 3 Month+3.71%)144A±	9.04	7-15-2034	1,000,000	967,813
The accompanying notes are an integral part of these financial statements.
12 | Allspring Multi-Sector Income Fund

Portfolio of investments—April 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
Sound Point CLO VIII-R Ltd. Series 2015-1RA Class BR (U.S. SOFR 3 Month+1.81%)144A±	7.14%	4-15-2030	$1,000,000	$1,000,693
Starwood Ltd. Series 2022-FL3 Class A (30 Day Average U.S. SOFR+1.35%)144A±	6.68	11-15-2038	1,200,000	1,177,023
Store Master Funding I-VII XIV XIX XX XXIV Series 2023-1A Class A1144A	6.19	6-20-2053	497,708	499,939
Store Master Funding I-VII Series 2018-1A Class A2144A	4.29	10-20-2048	494,167	467,586
Terwin Mortgage Trust Series TMTS Series 2003-6HE Class A3 (U.S. SOFR 1 Month+1.25%)±	6.57	11-25-2033	95,318	78,195
TRTX Issuer Ltd. Series 2022-FL5 Class A (30 Day Average U.S. SOFR+1.65%)144A±	6.97	2-15-2039	499,477	492,472
Vantage Data Centers Issuer LLC Series 2020-1A Class A2144A	1.65	9-15-2045	900,000	841,212
Westgate Resorts LLC Series 2022-1A Class C144A	2.49	8-20-2036	421,859	402,328
Total asset-backed securities (Cost $10,967,597)				10,744,764

	Shares
Common stocks: 0.28%
Communication services: 0.00%
Diversified telecommunication services: 0.00%
Intelsat Emergence SA♦†	90	0
Energy: 0.18%
Energy equipment & services: 0.18%
Bristow Group, Inc.†	18,989	499,601
Investment Companies: 0.10%
Resolute Topco, Inc.†	26,718	267,180
Total common stocks (Cost $621,916)		766,781

			Principal
Corporate bonds and notes: 66.34%
Basic materials: 0.25%
Chemicals: 0.25%
SCIH Salt Holdings, Inc.144A	6.63	5-1-2029	$750,000	692,013
Communications: 7.48%
Advertising: 0.92%
Clear Channel Outdoor Holdings, Inc.144A	7.50	6-1-2029	605,000	487,524
Clear Channel Outdoor Holdings, Inc.144A	9.00	9-15-2028	685,000	704,224
Outfront Media Capital LLC/Outfront Media Capital Corp.144A	4.63	3-15-2030	590,000	520,892
Outfront Media Capital LLC/Outfront Media Capital Corp.144A	5.00	8-15-2027	50,000	47,589
Outfront Media Capital LLC/Outfront Media Capital Corp.144A	7.38	2-15-2031	760,000	779,913
				2,540,142
The accompanying notes are an integral part of these financial statements.
Allspring Multi-Sector Income Fund | 13

Portfolio of investments—April 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Internet: 1.54%
Arches Buyer, Inc.144A	4.25%	6-1-2028	$500,000	$428,746
Arches Buyer, Inc.144A	6.13	12-1-2028	605,000	492,092
Cablevision Lightpath LLC144A	3.88	9-15-2027	605,000	533,824
Cablevision Lightpath LLC144A	5.63	9-15-2028	140,000	112,977
Match Group Holdings II LLC144A	5.63	2-15-2029	1,881,000	1,789,286
Uber Technologies, Inc.144A	8.00	11-1-2026	885,000	893,781
				4,250,706
Media: 4.63%
CCO Holdings LLC/CCO Holdings Capital Corp.144A	4.25	1-15-2034	2,300,000	1,666,376
CCO Holdings LLC/CCO Holdings Capital Corp.144A	4.50	8-15-2030	2,550,000	2,072,261
CCO Holdings LLC/CCO Holdings Capital Corp.	4.50	5-1-2032	250,000	191,954
CCO Holdings LLC/CCO Holdings Capital Corp.144A	5.00	2-1-2028	150,000	136,602
Charter Communications Operating LLC/Charter Communications Operating Capital	5.05	3-30-2029	675,000	637,523
CSC Holdings LLC144A	4.63	12-1-2030	625,000	271,271
CSC Holdings LLC144A	5.75	1-15-2030	275,000	120,593
CSC Holdings LLC144A	11.25	5-15-2028	705,000	623,596
CSC Holdings LLC144A	11.75	1-31-2029	645,000	573,034
Directv Financing LLC/Directv Financing Co-Obligor, Inc.144A	5.88	8-15-2027	415,000	386,812
DISH Network Corp.144A	11.75	11-15-2027	625,000	630,023
Nexstar Media, Inc.144A	5.63	7-15-2027	750,000	705,279
Scripps Escrow II, Inc.144A	5.38	1-15-2031	1,720,000	1,014,852
Sirius XM Radio, Inc.144A	4.13	7-1-2030	2,585,000	2,192,237
Townsquare Media, Inc.144A	6.88	2-1-2026	1,625,000	1,576,999
				12,799,412
Telecommunications: 0.39%
CommScope, Inc.144A	6.00	3-1-2026	545,000	487,094
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC144A	5.15	3-20-2028	600,000	596,161
				1,083,255
Consumer, cyclical: 12.64%
Airlines: 0.98%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.144A	5.50	4-20-2026	226,667	224,037
Hawaiian Airlines Pass-Through Certificates Series 2013-1 Class A	3.90	1-15-2026	637,890	597,252
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.144A	5.75	1-20-2026	885,000	830,032
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.144A	6.50	6-20-2027	650,000	651,098
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.144A	8.00	9-20-2025	505,000	394,424
				2,696,843
Apparel: 1.01%
Crocs, Inc.144A	4.13	8-15-2031	545,000	457,348
The accompanying notes are an integral part of these financial statements.
14 | Allspring Multi-Sector Income Fund

Portfolio of investments—April 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Apparel(continued)
Crocs, Inc.144A	4.25%	3-15-2029	$1,150,000	$1,030,967
Tapestry, Inc.	7.85	11-27-2033	1,250,000	1,305,743
				2,794,058
Auto manufacturers: 0.29%
Ford Motor Co.	4.75	1-15-2043	1,010,000	795,227
Auto parts & equipment: 1.20%
Adient Global Holdings Ltd.144A	8.25	4-15-2031	480,000	498,454
American Axle & Manufacturing, Inc.	5.00	10-1-2029	940,000	848,113
Cooper Tire & Rubber Co.	7.63	3-15-2027	705,000	715,575
ZF North America Capital, Inc.144A	6.75	4-23-2030	665,000	666,383
ZF North America Capital, Inc.144A	6.88	4-23-2032	570,000	575,980
				3,304,505
Distribution/wholesale: 0.34%
G-III Apparel Group Ltd.144A	7.88	8-15-2025	935,000	939,561
Entertainment: 2.86%
CCM Merger, Inc.144A	6.38	5-1-2026	2,380,000	2,374,231
Churchill Downs, Inc.144A	4.75	1-15-2028	1,415,000	1,336,911
Churchill Downs, Inc.144A	6.75	5-1-2031	205,000	203,514
Cinemark USA, Inc.144A	5.25	7-15-2028	800,000	742,876
Cinemark USA, Inc.144A	5.88	3-15-2026	455,000	449,269
Cinemark USA, Inc.144A	8.75	5-1-2025	603,000	603,000
Live Nation Entertainment, Inc.144A	3.75	1-15-2028	735,000	666,193
Live Nation Entertainment, Inc.144A	5.63	3-15-2026	528,000	518,682
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc.144A%%	6.63	5-1-2032	1,005,000	1,000,991
				7,895,667
Home builders: 0.55%
LGI Homes, Inc.144A	8.75	12-15-2028	485,000	504,504
Taylor Morrison Communities, Inc.144A	5.13	8-1-2030	255,000	237,449
Tri Pointe Homes, Inc.	5.70	6-15-2028	820,000	793,654
				1,535,607
Housewares: 0.38%
Newell Brands, Inc.	5.70	4-1-2026	1,080,000	1,062,778
Leisure time: 1.31%
Carnival Holdings Bermuda Ltd.144A	10.38	5-1-2028	1,200,000	1,301,120
NCL Corp. Ltd.144A	5.88	3-15-2026	525,000	514,406
NCL Corp. Ltd.144A	5.88	2-15-2027	500,000	488,435
NCL Corp. Ltd.144A	7.75	2-15-2029	560,000	572,028
NCL Corp. Ltd.144A	8.13	1-15-2029	235,000	244,738
Viking Cruises Ltd.144A	7.00	2-15-2029	510,000	508,065
				3,628,792
The accompanying notes are an integral part of these financial statements.
Allspring Multi-Sector Income Fund | 15

Portfolio of investments—April 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Retail: 3.72%
Bath & Body Works, Inc.144A	6.63%	10-1-2030	$310,000	$309,769
Dave & Buster’s, Inc.144A	7.63	11-1-2025	350,000	352,268
FirstCash, Inc.144A	4.63	9-1-2028	1,010,000	934,460
FirstCash, Inc.144A	6.88	3-1-2032	450,000	444,312
Gap, Inc.144A	3.88	10-1-2031	625,000	507,957
Kohl’s Corp.	4.63	5-1-2031	825,000	680,150
Lithia Motors, Inc.144A	4.38	1-15-2031	600,000	525,303
LSF9 Atlantis Holdings LLC/Victra Finance Corp.144A	7.75	2-15-2026	690,000	676,406
Macy’s Retail Holdings LLC144A	5.88	4-1-2029	670,000	645,995
Macy’s Retail Holdings LLC144A	6.13	3-15-2032	1,045,000	988,483
Michaels Cos., Inc.144A	7.88	5-1-2029	635,000	465,273
NMG Holding Co., Inc./Neiman Marcus Group LLC144A	7.13	4-1-2026	815,000	811,220
PetSmart, Inc./PetSmart Finance Corp.144A	4.75	2-15-2028	365,000	336,840
PetSmart, Inc./PetSmart Finance Corp.144A	7.75	2-15-2029	1,030,000	978,998
Raising Cane’s Restaurants LLC144A	9.38	5-1-2029	750,000	804,382
Sally Holdings LLC/Sally Capital, Inc.	6.75	3-1-2032	850,000	821,660
				10,283,476
Consumer, non-cyclical: 8.80%
Commercial services: 4.43%
Allied Universal Holdco LLC144A	7.88	2-15-2031	355,000	355,784
Allied Universal Holdco LLC/Allied Universal Finance Corp.144A	6.00	6-1-2029	1,460,000	1,239,567
Allied Universal Holdco LLC/Allied Universal Finance Corp.144A	6.63	7-15-2026	247,000	246,347
CoreCivic, Inc.	8.25	4-15-2029	1,760,000	1,818,599
GEO Group, Inc.144A	8.63	4-15-2029	1,000,000	1,012,359
GEO Group, Inc.144A	10.25	4-15-2031	1,060,000	1,092,797
MPH Acquisition Holdings LLC144A	5.75	11-1-2028	1,725,000	1,267,938
Prime Security Services Borrower LLC/Prime Finance, Inc.144A	6.25	1-15-2028	740,000	722,918
Sabre Global, Inc.144A	11.25	12-15-2027	1,575,000	1,471,994
Service Corp. International	7.50	4-1-2027	1,125,000	1,157,279
Sotheby’s/Bidfair Holdings, Inc.144A	5.88	6-1-2029	495,000	411,891
Upbound Group, Inc.144A	6.38	2-15-2029	1,500,000	1,439,970
				12,237,443
Food: 0.59%
B&G Foods, Inc.144A	8.00	9-15-2028	1,580,000	1,637,279
Healthcare-services: 3.43%
Catalent Pharma Solutions, Inc.144A	5.00	7-15-2027	960,000	941,409
CHS/Community Health Systems, Inc.144A	5.25	5-15-2030	665,000	543,694
CHS/Community Health Systems, Inc.144A	5.63	3-15-2027	735,000	672,996
CHS/Community Health Systems, Inc.144A	6.00	1-15-2029	40,000	34,898
CHS/Community Health Systems, Inc.144A	8.00	3-15-2026	257,000	255,749
CommonSpirit Health	3.82	10-1-2049	750,000	556,341
IQVIA, Inc.144A	6.50	5-15-2030	915,000	919,151
ModivCare Escrow Issuer, Inc.144A	5.00	10-1-2029	900,000	625,228
The accompanying notes are an integral part of these financial statements.
16 | Allspring Multi-Sector Income Fund

Portfolio of investments—April 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Healthcare-services(continued)
Pediatrix Medical Group, Inc.144A	5.38%	2-15-2030	$1,205,000	$1,054,363
Select Medical Corp.144A	6.25	8-15-2026	975,000	975,365
Star Parent, Inc.144A	9.00	10-1-2030	780,000	815,920
Surgery Center Holdings, Inc.144A	7.25	4-15-2032	415,000	414,433
Tenet Healthcare Corp.144A	6.75	5-15-2031	1,650,000	1,653,272
				9,462,819
Pharmaceuticals: 0.35%
AdaptHealth LLC144A	5.13	3-1-2030	850,000	723,538
CVS Pass-Through Trust	6.04	12-10-2028	244,335	243,957
				967,495
Energy: 12.33%
Energy-alternate sources: 1.43%
Enviva Partners LP/Enviva Partners Finance Corp.144A†	6.50	1-15-2026	2,845,000	1,223,350
TerraForm Power Operating LLC144A	4.75	1-15-2030	1,480,000	1,319,167
TerraForm Power Operating LLC144A	5.00	1-31-2028	1,500,000	1,399,755
				3,942,272
Oil & gas: 3.23%
Aethon United BR LP/Aethon United Finance Corp.144A	8.25	2-15-2026	1,470,000	1,479,499
Apache Corp.	4.38	10-15-2028	750,000	701,950
Crescent Energy Finance LLC144A	7.63	4-1-2032	15,000	15,056
Encino Acquisition Partners Holdings LLC144A	8.50	5-1-2028	1,420,000	1,437,453
Encino Acquisition Partners Holdings LLC144A	8.75	5-1-2031	290,000	295,294
Hilcorp Energy I LP/Hilcorp Finance Co.144A	5.75	2-1-2029	845,000	811,734
Hilcorp Energy I LP/Hilcorp Finance Co.144A	6.00	4-15-2030	145,000	138,836
Hilcorp Energy I LP/Hilcorp Finance Co.144A	6.00	2-1-2031	300,000	286,393
Hilcorp Energy I LP/Hilcorp Finance Co.144A	6.25	11-1-2028	760,000	748,822
Hilcorp Energy I LP/Hilcorp Finance Co.144A	6.25	4-15-2032	145,000	140,003
Hilcorp Energy I LP/Hilcorp Finance Co.144A	8.38	11-1-2033	70,000	75,089
Nabors Industries Ltd.144A	7.50	1-15-2028	840,000	796,443
Nabors Industries, Inc.144A	9.13	1-31-2030	1,100,000	1,134,303
Southwestern Energy Co.	8.38	9-15-2028	650,000	671,016
Talos Production, Inc.144A	9.00	2-1-2029	195,000	205,737
				8,937,628
Oil & gas services: 1.21%
Bristow Group, Inc.144A	6.88	3-1-2028	2,125,000	2,060,926
Oceaneering International, Inc.	6.00	2-1-2028	1,295,000	1,273,730
				3,334,656
Pipelines: 6.46%
Antero Midstream Partners LP/Antero Midstream Finance Corp.144A	6.63	2-1-2032	940,000	937,167
Boardwalk Pipelines LP	4.80	5-3-2029	750,000	723,342
Buckeye Partners LP	5.85	11-15-2043	1,125,000	950,040
CQP Holdco LP/BIP-V Chinook Holdco LLC144A	5.50	6-15-2031	1,875,000	1,723,006
The accompanying notes are an integral part of these financial statements.
Allspring Multi-Sector Income Fund | 17

Portfolio of investments—April 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Pipelines(continued)
CQP Holdco LP/BIP-V Chinook Holdco LLC144A	7.50%	12-15-2033	$630,000	$633,868
DT Midstream, Inc.144A	4.13	6-15-2029	300,000	271,911
DT Midstream, Inc.144A	4.38	6-15-2031	295,000	261,888
Energy Transfer LP (5 Year Treasury Constant Maturity+4.02%)±	8.00	5-15-2054	185,000	190,513
Energy Transfer LP Series H (5 Year Treasury Constant Maturity+5.69%)ʊ±	6.50	11-15-2026	325,000	315,363
EnLink Midstream Partners LP	5.05	4-1-2045	1,025,000	824,343
EnLink Midstream Partners LP	5.60	4-1-2044	670,000	580,206
Harvest Midstream I LP144A	7.50	9-1-2028	1,115,000	1,118,055
Harvest Midstream I LP144A%%	7.50	5-15-2032	290,000	290,360
Hess Midstream Operations LP144A	5.50	10-15-2030	445,000	425,480
Kinetik Holdings LP144A	5.88	6-15-2030	1,140,000	1,102,237
Kinetik Holdings LP144A	6.63	12-15-2028	205,000	205,987
Prairie Acquiror LP144A	9.00	8-1-2029	820,000	837,556
Rockies Express Pipeline LLC144A	6.88	4-15-2040	1,440,000	1,368,824
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.144A	6.00	12-31-2030	1,325,000	1,246,380
Venture Global Calcasieu Pass LLC144A	6.25	1-15-2030	1,365,000	1,349,599
Venture Global LNG, Inc.144A	8.38	6-1-2031	1,300,000	1,334,076
Venture Global LNG, Inc.144A	9.88	2-1-2032	1,100,000	1,173,818
				17,864,019
Financial: 12.54%
Banks: 1.25%
Bank of America Corp. Series RR (5 Year Treasury Constant Maturity+2.76%)ʊ±	4.38	1-27-2027	605,000	554,856
Citigroup, Inc. Series V (U.S. SOFR+3.23%)ʊ±	4.70	1-30-2025	750,000	728,763
Citigroup, Inc. Series X (5 Year Treasury Constant Maturity+3.42%)ʊ±	3.88	2-18-2026	935,000	877,670
JPMorgan Chase & Co. Series HH (U.S. SOFR 3 Month+3.13%)ʊ±	4.60	2-1-2025	535,000	526,254
JPMorgan Chase & Co. Series Q (U.S. SOFR 3 Month+3.51%)ʊ±	8.82	5-1-2024	750,000	750,000
				3,437,543
Diversified financial services: 4.11%
Aircastle Ltd. Series A (5 Year Treasury Constant Maturity+4.41%)144Aʊ±	5.25	6-15-2026	1,290,000	1,218,830
Enact Holdings, Inc.144A	6.50	8-15-2025	700,000	699,370
Encore Capital Group, Inc.144A	9.25	4-1-2029	510,000	521,040
Jane Street Group/JSG Finance, Inc.144A	7.13	4-30-2031	385,000	387,411
Jefferies Finance LLC/JFIN Co.-Issuer Corp.144A	5.00	8-15-2028	575,000	517,334
Nationstar Mortgage Holdings, Inc.144A	5.00	2-1-2026	1,250,000	1,216,019
Nationstar Mortgage Holdings, Inc.144A	7.13	2-1-2032	825,000	813,199
Navient Corp.	5.00	3-15-2027	700,000	659,925
Navient Corp.	11.50	3-15-2031	70,000	76,542
OneMain Finance Corp.	7.13	3-15-2026	400,000	403,640
The accompanying notes are an integral part of these financial statements.
18 | Allspring Multi-Sector Income Fund

Portfolio of investments—April 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Diversified financial services(continued)
Oppenheimer Holdings, Inc.	5.50%	10-1-2025	$1,200,000	$1,179,000
PRA Group, Inc.144A	5.00	10-1-2029	2,325,000	1,924,687
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.144A	4.00	10-15-2033	665,000	542,900
Synchrony Financial	5.15	3-19-2029	750,000	711,037
United Wholesale Mortgage LLC144A	5.50	4-15-2029	535,000	497,010
				11,367,944
Insurance: 3.79%
Allied World Assurance Co. Holdings Ltd.	4.35	10-29-2025	385,000	375,161
AmWINS Group, Inc.144A	4.88	6-30-2029	1,075,000	977,262
AmWINS Group, Inc.144A	6.38	2-15-2029	530,000	523,583
Assurant, Inc.	3.70	2-22-2030	750,000	658,282
AssuredPartners, Inc.144A	5.63	1-15-2029	1,090,000	993,949
Athene Holding Ltd.	4.13	1-12-2028	750,000	713,289
Brighthouse Financial, Inc.	4.70	6-22-2047	850,000	646,373
BroadStreet Partners, Inc.144A	5.88	4-15-2029	895,000	815,624
HUB International Ltd.144A	5.63	12-1-2029	415,000	381,959
HUB International Ltd.144A	7.25	6-15-2030	135,000	136,980
HUB International Ltd.144A	7.38	1-31-2032	1,000,000	990,788
Liberty Mutual Group, Inc.144A	4.57	2-1-2029	750,000	711,961
MetLife, Inc.	6.40	12-15-2036	1,000,000	995,479
Panther Escrow Issuer LLC144A	7.13	6-1-2031	145,000	145,752
Prudential Financial, Inc. (3 Month LIBOR+2.38%)±	4.50	9-15-2047	750,000	696,242
Sammons Financial Group, Inc.144A	4.45	5-12-2027	750,000	709,972
				10,472,656
Investment Companies: 0.07%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	5.25	5-15-2027	210,000	192,831
REITS: 3.32%
Brandywine Operating Partnership LP	8.88	4-12-2029	635,000	649,829
Iron Mountain, Inc.144A	4.50	2-15-2031	1,330,000	1,173,085
Iron Mountain, Inc.144A	5.25	7-15-2030	1,505,000	1,396,849
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.144A	5.25	10-1-2025	1,120,000	1,101,736
Omega Healthcare Investors, Inc.	4.50	4-1-2027	600,000	575,307
Piedmont Operating Partnership LP	2.75	4-1-2032	350,000	245,964
Service Properties Trust	4.75	10-1-2026	780,000	724,245
Service Properties Trust144A	8.63	11-15-2031	1,360,000	1,428,327
SITE Centers Corp.	4.70	6-1-2027	600,000	586,802
Starwood Property Trust, Inc.144A	4.38	1-15-2027	900,000	833,493
Starwood Property Trust, Inc.	4.75	3-15-2025	465,000	459,289
				9,174,926
Industrial: 5.55%
Aerospace/defense: 0.28%
TransDigm Group, Inc.144A	6.63	3-1-2032	780,000	778,674
The accompanying notes are an integral part of these financial statements.
Allspring Multi-Sector Income Fund | 19

Portfolio of investments—April 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Building materials: 0.99%
Camelot Return Merger Sub, Inc.144A	8.75%	8-1-2028	$1,750,000	$1,720,431
EMRLD Borrower LP/Emerald Co-Issuer, Inc.144A	6.63	12-15-2030	1,030,000	1,020,771
				2,741,202
Electronics: 0.21%
Keysight Technologies, Inc.	4.60	4-6-2027	600,000	585,876
Hand/machine tools: 1.13%
Werner FinCo LP/Werner FinCo, Inc.144A	11.50	6-15-2028	1,260,000	1,374,247
Werner FinCo LP/Werner FinCo, Inc. (PIK at 5.75%)144A¥	14.50	10-15-2028	1,836,599	1,737,907
				3,112,154
Machinery-diversified: 0.67%
Chart Industries, Inc.144A	7.50	1-1-2030	440,000	450,034
Chart Industries, Inc.144A	9.50	1-1-2031	335,000	359,624
TK Elevator U.S. Newco, Inc.144A	5.25	7-15-2027	1,080,000	1,033,094
				1,842,752
Packaging & containers: 1.55%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC144A	6.00	6-15-2027	920,000	891,809
Berry Global, Inc.144A	5.63	7-15-2027	1,000,000	975,256
Clydesdale Acquisition Holdings, Inc.144A	8.75	4-15-2030	925,000	893,967
Mauser Packaging Solutions Holding Co.144A	7.88	4-15-2027	355,000	361,656
Owens-Brockway Glass Container, Inc.144A	7.25	5-15-2031	900,000	901,377
Sealed Air Corp./Sealed Air Corp. U.S.144A	7.25	2-15-2031	265,000	269,778
				4,293,843
Transportation: 0.14%
Genesee & Wyoming, Inc.144A	6.25	4-15-2032	385,000	382,648
Trucking & leasing: 0.58%
Fortress Transportation & Infrastructure Investors LLC144A	5.50	5-1-2028	700,000	671,844
Fortress Transportation & Infrastructure Investors LLC144A	7.00	5-1-2031	930,000	935,024
				1,606,868
Technology: 2.93%
Computers: 0.89%
Dell International LLC/EMC Corp.	6.02	6-15-2026	536,000	539,113
McAfee Corp.144A	7.38	2-15-2030	435,000	402,928
Seagate HDD Cayman144A	8.25	12-15-2029	135,000	143,490
Seagate HDD Cayman144A	8.50	7-15-2031	1,275,000	1,361,324
				2,446,855
Semiconductors: 0.25%
Broadcom Corp./Broadcom Cayman Finance Ltd.	3.50	1-15-2028	750,000	700,247
The accompanying notes are an integral part of these financial statements.
20 | Allspring Multi-Sector Income Fund

Portfolio of investments—April 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal		Value
Software: 1.79%
AthenaHealth Group, Inc.144A	6.50%	2-15-2030		$1,245,000	$1,120,808
Cloud Software Group, Inc.144A	6.50	3-31-2029		620,000	588,041
Cloud Software Group, Inc.144A	9.00	9-30-2029		1,380,000	1,327,912
Rocket Software, Inc.144A%%	9.00	11-28-2028		720,000	722,729
SS&C Technologies, Inc.144A	5.50	9-30-2027		500,000	486,009
VMware LLC	3.90	8-21-2027		750,000	709,877
					4,955,376
Utilities: 3.82%
Electric: 3.82%
Edison International (5 Year Treasury Constant Maturity+3.86%)±	8.13	6-15-2053		645,000	657,843
NextEra Energy Operating Partners LP144A	4.25	9-15-2024		16,000	15,778
NextEra Energy Operating Partners LP144A	4.50	9-15-2027		565,000	526,447
NextEra Energy Operating Partners LP144A	7.25	1-15-2029		905,000	916,664
NSG Holdings LLC/NSG Holdings, Inc.144A	7.75	12-15-2025		216,661	214,495
Pattern Energy Operations LP/Pattern Energy Operations, Inc.144A	4.50	8-15-2028		2,890,000	2,584,105
PG&E Corp.	5.25	7-1-2030		2,300,000	2,153,475
Sempra (5 Year Treasury Constant Maturity+2.87%)±	4.13	4-1-2052		1,100,000	994,695
Vistra Corp. (5 Year Treasury Constant Maturity+5.74%)144Aʊ±	7.00	12-15-2026		1,285,000	1,269,295
Vistra Corp. Series C (5 Year Treasury Constant Maturity+5.05%)144Aʊ±	8.88	1-15-2029		500,000	515,303
Vistra Operations Co. LLC144A	7.75	10-15-2031		690,000	707,658
					10,555,758
Total corporate bonds and notes (Cost $189,699,747)					183,333,806
Foreign corporate bonds and notes: 11.70%
Financial: 0.30%
Banks: 0.30%
Kreditanstalt fuer Wiederaufbau	5.80	1-19-2028	ZAR	17,500,000	828,638
Government securities: 11.40%
Multi-national: 11.40%
Asian Development Bank	6.00	2-5-2026	BRL	9,000,000	1,616,242
Asian Development Bank	6.20	10-6-2026	INR	34,000,000	399,108
Asian Infrastructure Investment Bank	6.00	12-8-2031	INR	185,000,000	2,031,168
European Bank for Reconstruction & Development	5.25	1-12-2027	INR	185,000,000	2,089,086
European Bank for Reconstruction & Development	6.30	10-26-2027	INR	185,000,000	2,151,782
European Investment Bank	6.50	9-28-2032	ZAR	63,500,000	2,705,285
European Investment Bank	7.25	1-23-2030	ZAR	30,000,000	1,446,089
European Investment Bank	8.00	5-5-2027	ZAR	49,000,000	2,549,550
European Investment Bank	8.13	12-21-2026	ZAR	16,000,000	838,168
Inter-American Development Bank	7.00	4-17-2033	INR	140,000,000	1,647,216
International Bank for Reconstruction & Development	5.75	1-14-2028	BRL	15,000,000	2,496,437
International Bank for Reconstruction & Development	6.75	2-9-2029	ZAR	60,000,000	2,889,915
International Bank for Reconstruction & Development	8.25	12-21-2026	ZAR	27,500,000	1,445,006
The accompanying notes are an integral part of these financial statements.
Allspring Multi-Sector Income Fund | 21

Portfolio of investments—April 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal		Value
Multi-national(continued)
International Bank for Reconstruction & Development	9.50%	2-9-2029	BRL	22,000,000	$4,146,978
International Finance Corp.	10.00	2-3-2027	BRL	7,800,000	1,507,846
International Finance Corp.	10.75	2-15-2028	BRL	8,000,000	1,563,594
					31,523,470
Total foreign corporate bonds and notes (Cost $34,734,951)					32,352,108
Foreign government bonds: 19.23%
Colombia: 4.05%
Colombia TES	5.75	11-3-2027	COP	24,000,000,000	5,362,715
Colombia TES	6.00	4-28-2028	COP	9,000,000,000	1,998,929
Colombia TES	7.75	9-18-2030	COP	17,000,000,000	3,844,804
					11,206,448
Hungary: 1.70%
Hungary	1.50	4-22-2026	HUF	1,920,000,000	4,697,359
Indonesia: 3.17%
Indonesia	6.63	2-15-2034	IDR	30,000,000,000	1,763,321
Indonesia	7.00	9-15-2030	IDR	115,000,000,000	6,992,232
					8,755,553
Mexico: 4.55%
Mexico	7.50	5-26-2033	MXN	68,500,000	3,408,496
Mexico	7.75	5-29-2031	MXN	85,000,000	4,394,997
Mexico	8.00	7-31-2053	MXN	33,500,000	1,585,323
Mexico	8.50	5-31-2029	MXN	58,000,000	3,175,065
					12,563,881
New Zealand: 1.35%
New Zealand	3.50	4-14-2033	NZD	7,000,000	3,719,616
Romania: 3.80%
Romania	3.65	9-24-2031	RON	18,500,000	3,244,440
Romania	5.00	2-12-2029	RON	20,000,000	4,017,766
Romania	7.20	10-30-2033	RON	14,850,000	3,240,975
					10,503,181
United Kingdom: 0.61%
U.K. Gilts	3.75	10-22-2053	GBP	1,625,000	1,698,756
Total foreign government bonds (Cost $53,205,052)					53,144,794
Loans: 18.47%
Communications: 1.83%
Advertising: 0.36%
Clear Channel Outdoor Holdings, Inc. (U.S. SOFR 1 Month+4.00%)±	9.43	8-23-2028		$1,000,000	999,380
The accompanying notes are an integral part of these financial statements.
22 | Allspring Multi-Sector Income Fund

Portfolio of investments—April 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Internet: 0.84%
Arches Buyer, Inc. (U.S. SOFR 1 Month+3.25%)±	8.67%	12-6-2027	$2,397,856	$2,312,277
Media: 0.39%
DirecTV Financing LLC (U.S. SOFR 1 Month+5.00%)±	10.43	8-2-2027	293,260	294,674
Hubbard Radio LLC (U.S. SOFR 1 Month+4.25%)±	9.57	3-28-2025	940,147	770,920
				1,065,594
Telecommunications: 0.24%
Altice France SA (3 Month LIBOR+3.69%)±	9.28	1-31-2026	502,447	428,476
Connect Finco Sarl (U.S. SOFR 1 Month+3.50%)±	8.82	12-11-2026	248,099	240,346
				668,822
Consumer, cyclical: 2.83%
Airlines: 1.61%
AAdvantage Loyalty IP Ltd. (U.S. SOFR 3 Month+4.75%)±	10.34	4-20-2028	1,145,600	1,190,347
Mileage Plus Holdings LLC (U.S. SOFR 3 Month+5.25%)±	10.73	6-21-2027	1,875,250	1,923,107
SkyMiles IP Ltd. (U.S. SOFR 3 Month+3.75%)±	9.07	10-20-2027	1,290,989	1,329,848
				4,443,302
Auto parts & equipment: 0.35%
First Brands Group LLC (U.S. SOFR 3 Month+5.00%)±	10.59	3-30-2027	1,032,944	984,911
Entertainment: 0.24%
Cinemark USA, Inc. (U.S. SOFR 3 Month+3.75%)±	9.05	5-24-2030	673,200	675,361
Housewares: 0.05%
American Greetings Corp. (U.S. SOFR 3 Month+5.75)±	11.07	10-23-2029	130,000	128,782
Leisure time: 0.08%
Carnival Corp. (U.S. SOFR 1 Month+2.75%)±	8.07	8-8-2027	213,948	215,018
Retail: 0.50%
Petco Health & Wellness Co., Inc. (U.S. SOFR 3 Month+3.25%)±	8.82	3-3-2028	500,000	430,915
PetSmart LLC (U.S. SOFR 1 Month+3.75%)±	9.17	2-11-2028	972,233	957,163
				1,388,078
Consumer, non-cyclical: 4.22%
Commercial services: 1.70%
Allied Universal Holdco LLC (U.S. SOFR 1 Month+3.75%)±	9.17	5-12-2028	1,614,365	1,614,672
GEO Group, Inc. (U.S. SOFR 3 Month+5.25%)±	10.57	4-4-2029	1,000,000	1,011,670
MPH Acquisition Holdings LLC (U.S. SOFR 3 Month+4.25%)±	9.85	9-1-2028	1,305,021	1,205,017
Sotheby’s (U.S. SOFR 3 Month+4.50%)±	10.09	1-15-2027	903,036	879,142
				4,710,501
Food: 0.60%
B&G Foods, Inc. (U.S. SOFR 1 Month+2.50%)±	7.82	10-10-2026	1,658,403	1,655,534
The accompanying notes are an integral part of these financial statements.
Allspring Multi-Sector Income Fund | 23

Portfolio of investments—April 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Healthcare-products: 0.59%
Medline Borrower LP (U.S. SOFR 1 Month+2.75%)±	8.07%	10-23-2028	$1,612,624	$1,616,188
Healthcare-services: 0.97%
Star Parent, Inc. (U.S. SOFR 3 Month+4.00%)±	9.31	9-27-2030	1,325,000	1,324,179
Surgery Center Holdings, Inc. (U.S. SOFR 1 Month+3.50%)±	8.82	12-19-2030	1,361,483	1,368,576
				2,692,755
Pharmaceuticals: 0.36%
Endo Finance Holdings, Inc. (U.S. SOFR 3 Month+4.50)±	9.79	4-9-2031	1,000,000	996,250
Energy: 1.65%
Energy-alternate sources: 0.12%
Enviva, Inc. (U.S. SOFR 3 Month+8.00%)±	13.30	12-13-2024	298,871	339,718
Pipelines: 1.53%
AL NGPL Holdings LLC (U.S. SOFR 3 Month+3.25%)±	8.56	4-13-2028	739,095	740,573
GIP II Blue Holding LP (U.S. SOFR 1 Month+3.75%)±	9.07	9-29-2028	722,071	725,566
GIP III Stetson I LP (U.S. SOFR 1 Month+4.25%)±	9.67	10-31-2028	1,206,669	1,209,686
M6 ETX Holdings II Midco LLC (U.S. SOFR 1 Month+4.50%)±	9.82	9-19-2029	537,670	538,009
Prairie ECI Acquiror LP (U.S. SOFR 1 Month+4.75%)±	10.07	8-1-2029	997,567	997,816
				4,211,650
Financial: 2.53%
Diversified financial services: 0.57%
Resolute Investment Managers, Inc. (U.S. SOFR 3 Month+6.50%)‡±	12.07	4-30-2027	1,591,200	1,567,332
Insurance: 1.63%
Asurion LLC (U.S. SOFR 1 Month+3.25%)±	8.68	12-23-2026	2,295,963	2,241,755
Asurion LLC (U.S. SOFR 1 Month+5.25%)±	10.68	1-31-2028	308,793	280,424
BroadStreet Partners, Inc. (U.S. SOFR 1 Month+3.75%)±	9.07	1-27-2029	880,580	882,782
HUB International Ltd. (U.S. SOFR 3 Month+3.25%)±	8.57	6-20-2030	1,087,900	1,093,296
				4,498,257
REITS: 0.33%
Starwood Property Mortgage LLC (U.S. SOFR 1 Month+3.25%)±	8.57	11-18-2027	923,313	922,546
Industrial: 2.92%
Aerospace/defense: 0.93%
Spirit Aerosystems, Inc. (U.S. SOFR 3 Month+4.25%)±	9.58	1-15-2027	2,561,000	2,572,217
Building materials: 0.69%
Cornerstone Building Brands, Inc. (U.S. SOFR 1 Month+3.25%)±	8.67	4-12-2028	1,960,249	1,916,144
Environmental control: 0.22%
MIP V Waste LLC (U.S. SOFR 3 Month+3.25%)±	8.84	12-8-2028	588,969	589,952
The accompanying notes are an integral part of these financial statements.
24 | Allspring Multi-Sector Income Fund

Portfolio of investments—April 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Machinery-diversified: 0.31%
TK Elevator U.S. Newco, Inc. (U.S. SOFR 3 Month+3.50%)±	8.79%	4-30-2030	$851,123	$854,332
Packaging & containers: 0.77%
Clydesdale Acquisition Holdings, Inc. (U.S. SOFR 1 Month+3.68%)±	9.09	4-13-2029	1,625,322	1,631,416
Mauser Packaging Solutions Holding Co. (U.S. SOFR 3 Month+4.00%)±	8.82	8-14-2026	497,487	497,657
				2,129,073
Technology: 2.49%
Computers: 0.14%
McAfee Corp. (U.S. SOFR 1 Month+3.75%)±	9.18	3-1-2029	398,985	399,041
Software: 2.35%
Applied Systems, Inc. (U.S. SOFR 3 Month+3.50%)±	8.81	2-24-2031	2,787,106	2,805,919
Athenahealth Group, Inc. (U.S. SOFR 1 Month+3.25%)±	8.57	2-15-2029	1,060,355	1,057,704
Cloud Software Group, Inc. (U.S. SOFR 3 Month+4.50%)±	9.91	3-30-2029	1,336,611	1,336,050
Genesys Cloud Services Holdings II LLC (U.S. SOFR 1 Month+4.00%)±	8.82	12-1-2027	791,837	795,463
Rocket Software, Inc. (U.S. SOFR 1 Month+4.75%)±	10.07	11-28-2028	500,000	496,720
				6,491,856
Total loans (Cost $50,557,858)				51,044,871
Non-agency mortgage-backed securities: 4.98%
Banc of America Funding Trust Series 2005-5 Class 1A1	5.50	9-25-2035	65,107	61,517
Banc of America Funding Trust Series 2005-D Class A1±±	5.21	5-25-2035	98,982	89,885
Banc of America Mortgage Trust Series 2003-C Class 1A1±±	6.62	4-25-2033	168,850	165,135
Bank Series 2017-BNK6 Class D144A	3.10	7-15-2060	1,000,000	748,001
BX Trust Series 2021-ARIA Class A (U.S. SOFR 1 Month+1.01%)144A±	6.33	10-15-2036	1,000,000	987,500
BX Trust Series 2021-ARIA Class D (U.S. SOFR 1 Month+2.01%)144A±	7.33	10-15-2036	525,000	513,516
BX Trust Series 2022-CLS Class C144A	6.79	10-13-2027	750,000	676,678
CHL Mortgage Pass-Through Trust Series 2003-48 Class 2A2±±	6.11	10-25-2033	24,385	13,862
Citigroup Commercial Mortgage Trust Series 2012-GC8 Class C144A±±	5.11	9-10-2045	813,776	719,416
Credit Suisse First Boston Mortgage Securities Corp. Series 2002-AR25 Class 1A1±±	4.38	9-25-2032	200,945	181,571
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-AR15 Class 3A1±±	6.40	6-25-2033	12,624	12,374
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-AR9 Class 2A2±±	5.90	3-25-2033	7,062	6,865
CSMC OA LLC Series 2014-USA Class D144A	4.37	9-15-2037	750,000	496,111
Global Mortgage Securitization Ltd. Series 2004-A Class A2 (U.S. SOFR 1 Month+0.43%)144A±	5.75	11-25-2032	14,021	13,559
GS Mortgage Securities Corp. Trust Series 2020-DUNE Class D (U.S. SOFR 1 Month+2.16%)144A±	7.49	12-15-2036	1,000,000	975,279
The accompanying notes are an integral part of these financial statements.
Allspring Multi-Sector Income Fund | 25

Portfolio of investments—April 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities(continued)
GS Mortgage Securities Trust Series 2010-C1 Class X144Aƒ±±	0.55%	8-10-2043	$655,018	$305
GS Mortgage Securities Trust Series 2019-GSA1 Class C±±	3.93	11-10-2052	1,000,000	818,614
Hudsons Bay Simon JV Trust Series 2015-HB10 Class A10144A	4.15	8-5-2034	1,000,000	941,671
JP Morgan Mortgage Trust Series 2004-A3 Class 3A3±±	4.99	7-25-2034	4,242	4,052
JP Morgan Mortgage Trust Series 2005-A3 Class 11A2±±	5.77	6-25-2035	54,565	50,429
JPMBB Commercial Mortgage Securities Trust Series 2013- C15 Class D144A±±	4.76	11-15-2045	214,562	185,625
Master Alternative Loans Trust Series 2005-1 Class 5A1±±	5.50	3-25-2036	409	344
MASTR Adjustable Rate Mortgages Trust Series 2003-6 Class 4A2±±	4.37	1-25-2034	1,621	1,537
MASTR Adjustable Rate Mortgages Trust Series 2003-6 Class 3A1±±	4.55	12-25-2033	23,995	23,430
MASTR Adjustable Rate Mortgages Trust Series 2004-13 Class 3A7±±	5.37	11-21-2034	3,029	2,816
Med Trust Series 2021-MDLN Class B (U.S. SOFR 1 Month+1.56%)144A±	6.89	11-15-2038	1,000,200	995,511
Merrill Lynch Mortgage Investors Trust Series 2003-G Class A2 (U.S. SOFR 6 Month+1.11%)±	6.49	1-25-2029	10,268	9,876
MFA Trust Series 2022-NQM1 Class M1144A±±	4.26	12-25-2066	1,000,000	825,087
Morgan Stanley Capital I Trust Series 2014-150E Class A144A	3.91	9-9-2032	1,000,000	871,563
Morgan Stanley Mortgage Loan Trust Series 2004-4 Class 2A±±	6.29	9-25-2034	9,844	9,629
One New York Plaza Trust Series 2020-1NYP Class A (U.S. SOFR 1 Month+1.06%)144A±	6.39	1-15-2036	1,000,000	967,500
Sequoia Mortgage Trust Series 2003-1 Class 1A (U.S. SOFR 1 Month+0.87%)±	6.19	4-20-2033	2,578	2,419
SFAVE Commercial Mortgage Securities Trust Series 2015- 5AVE Class D144A±±	4.53	1-5-2043	1,000,000	673,873
SHER Trust Series 2024-DAL Class B (U.S. SOFR 1 Month+2.24%)144A±	7.57	4-15-2029	1,000,000	994,995
Structured Adjustable Rate Mortgage Loan Trust Series 2004-2 Class 2A±±	3.77	3-25-2034	8,616	7,740
Vendee Mortgage Trust Series 2003-2ƒ±±	0.44	5-15-2033	965,157	12,677
Verus Securitization Trust Series 2021-1 Class A2144A±±	1.05	1-25-2066	305,397	265,096
Washington Mutual MSC Mortgage Pass-Through Certificates Trust Series 2004-RA4 Class 3A	7.50	7-25-2034	49,908	49,992
WFLD Mortgage Trust Series 2014-MONT Class B144A±±	3.88	8-10-2031	490,000	384,650
Total non-agency mortgage-backed securities (Cost $15,351,392)				13,760,700
Yankee corporate bonds and notes: 12.36%
Basic materials: 0.22%
Chemicals: 0.22%
Braskem Netherlands Finance BV144A	4.50	1-31-2030	725,000	611,353
The accompanying notes are an integral part of these financial statements.
26 | Allspring Multi-Sector Income Fund

Portfolio of investments—April 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Communications: 0.50%
Internet: 0.31%
Prosus NV144A	4.19%	1-19-2032	$1,000,000	$847,005
Telecommunications: 0.19%
Altice France SA144A	8.13	2-1-2027	700,000	527,004
Consumer, cyclical: 4.22%
Airlines: 1.14%
Air Canada Pass-Through Trust Series 2020-1 Class C144A	10.50	7-15-2026	2,276,000	2,469,460
VistaJet Malta Finance PLC/Vista Management Holding, Inc.144A	9.50	6-1-2028	755,000	676,092
				3,145,552
Auto manufacturers: 0.15%
Aston Martin Capital Holdings Ltd.144A	10.00	3-31-2029	420,000	411,345
Entertainment: 0.64%
Banijay Entertainment SASU144A	8.13	5-1-2029	1,100,000	1,125,506
Genm Capital Labuan Ltd.144A	3.88	4-19-2031	750,000	635,746
				1,761,252
Leisure time: 2.29%
Carnival Corp.144A	6.00	5-1-2029	1,725,000	1,671,600
Carnival Corp.144A	7.00	8-15-2029	275,000	282,308
Carnival Corp.144A	7.63	3-1-2026	395,000	397,450
Royal Caribbean Cruises Ltd.144A	5.38	7-15-2027	130,000	126,511
Royal Caribbean Cruises Ltd.144A	5.50	4-1-2028	1,375,000	1,338,379
Royal Caribbean Cruises Ltd.144A	6.25	3-15-2032	1,700,000	1,675,813
Royal Caribbean Cruises Ltd.144A	9.25	1-15-2029	800,000	854,366
				6,346,427
Consumer, non-cyclical: 0.35%
Pharmaceuticals: 0.35%
Teva Pharmaceutical Finance Netherlands III BV	8.13	9-15-2031	900,000	971,241
Energy: 1.27%
Oil & gas: 0.35%
Borr IHC Ltd./Borr Finance LLC144A	10.00	11-15-2028	940,000	971,701
Pipelines: 0.92%
Enbridge, Inc. (5 Year Treasury Constant Maturity+4.42%)±	7.63	1-15-2083	950,000	945,824
Northriver Midstream Finance LP144A	5.63	2-15-2026	1,631,000	1,596,585
				2,542,409
Financial: 3.41%
Banks: 2.18%
ABN AMRO Bank NV144A	4.80	4-18-2026	750,000	731,256
Banco del Estado de Chile (5 Year Treasury Constant Maturity+3.23%)144Aʊ±%%	7.95	5-2-2029	530,000	533,975
The accompanying notes are an integral part of these financial statements.
Allspring Multi-Sector Income Fund | 27

Portfolio of investments—April 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Banks(continued)
BBVA Bancomer SA (5 Year Treasury Constant Maturity+4.21%)144A±	8.13%	1-8-2039	$305,000	$308,999
BNP Paribas SA (5 Year Treasury Constant Maturity+3.73%)144Aʊ±	8.00	8-22-2031	200,000	198,745
HSBC Holdings PLC (USD ICE Swap Rate 11:00am NY 5 Year+3.75%)ʊ±	6.00	5-22-2027	550,000	523,257
Intesa Sanpaolo SpA (5 Year USD Swap Rate+5.46%)144Aʊ±	7.70	9-17-2025	820,000	812,800
Macquarie Group Ltd. (U.S. SOFR+2.21%)144A±	5.11	8-9-2026	1,000,000	990,945
NatWest Group PLC (5 Year Treasury Constant Maturity+2.35%)±	3.03	11-28-2035	1,000,000	821,046
UBS Group AG (5 Year Treasury Constant Maturity+3.40%)144Aʊ±	4.88	2-12-2027	910,000	817,078
UBS Group AG (USD SOFR ICE Swap Rate 11:00am NY 5 Year+4.16%)144Aʊ±	7.75	4-12-2031	290,000	292,296
				6,030,397
Diversified financial services: 0.74%
Castlelake Aviation Finance DAC144A	5.00	4-15-2027	875,000	842,081
Macquarie Airfinance Holdings Ltd.144A	6.50	3-26-2031	250,000	250,187
Macquarie Airfinance Holdings Ltd.144A	8.38	5-1-2028	900,000	944,865
				2,037,133
Insurance: 0.49%
Fairfax Financial Holdings Ltd.	4.85	4-17-2028	750,000	728,200
Sompo International Holdings Ltd.	7.00	7-15-2034	575,000	615,624
				1,343,824
Industrial: 1.23%
Aerospace/defense: 0.40%
Bombardier, Inc.144A	8.75	11-15-2030	1,050,000	1,117,083
Electronics: 0.45%
Sensata Technologies BV144A	4.00	4-15-2029	580,000	519,263
Sensata Technologies BV144A	5.88	9-1-2030	755,000	728,400
				1,247,663
Machinery-diversified: 0.20%
TK Elevator Holdco GmbH144A	7.63	7-15-2028	550,000	539,043
Packaging & containers: 0.18%
Trivium Packaging Finance BV144A	8.50	8-15-2027	510,000	505,034
Utilities: 1.16%
Electric: 1.03%
Algonquin Power & Utilities Corp. (5 Year Treasury Constant Maturity+3.25%)±	4.75	1-18-2082	490,000	424,999
The accompanying notes are an integral part of these financial statements.
28 | Allspring Multi-Sector Income Fund

Portfolio of investments—April 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Electric(continued)
Drax Finco PLC144A	6.63%	11-1-2025	$1,360,000	$1,360,000
Emera, Inc. Series 16-A (3 Month LIBOR+5.44%)±	6.75	6-15-2076	1,070,000	1,057,800
				2,842,799
Water: 0.13%
Veolia Environnement SA	6.75	6-1-2038	350,000	357,835
Total yankee corporate bonds and notes (Cost $34,861,599)				34,156,100
Yankee government bonds: 0.26%
Trinidad and Tobago: 0.26%
Trinidad & Tobago144A	4.50	8-4-2026	750,000	722,250
Total yankee government bonds (Cost $748,195)				722,250

		Yield	Shares
Short-term investments: 6.29%
Investment companies: 6.29%
Allspring Government Money Market Fund Select Class♠∞##		5.23	17,380,436	17,380,436
Total short-term investments (Cost $17,380,436)				17,380,436
Total investments in securities (Cost $408,537,995)	143.92%			397,749,370
Other assets and liabilities, net	(43.92)			(121,387,426)
Total net assets	100.00%			$276,361,944

±	Variable rate investment. The rate shown is the rate in effect at period end.
ƒ
Investment in an interest-only security that entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.

±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
†	Non-income-earning security
%%	The security is purchased on a when-issued basis.
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.
¥
A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities or a combination of both.
The rate shown is the rate in effect at period end.

‡	Security is valued using significant unobservable inputs.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities and unfunded loans.

The accompanying notes are an integral part of these financial statements.
Allspring Multi-Sector Income Fund | 29

Portfolio of investments—April 30, 2024 (unaudited)

Abbreviations:
BRL	Brazilian real
COP	Colombian peso
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GBP	Great British pound
GNMA	Government National Mortgage Association
HUF	Hungarian forint
IDR	Indonesian rupiah
INR	Indian rupee
LIBOR	London Interbank Offered Rate
MXN	Mexican peso
NZD	New Zealand dollar
REIT	Real estate investment trust
RON	Romanian lei
SOFR	Secured Overnight Financing Rate
ZAR	South African rand
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$16,466,965	$51,643,095	$(50,729,624)	$0	$0	$17,380,436	17,380,436	$345,380
The accompanying notes are an integral part of these financial statements.
30 | Allspring Multi-Sector Income Fund

Statement of assets and liabilities—April 30, 2024 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $391,157,559)	$380,368,934
Investments in affiliated securities, at value (cost $17,380,436)	17,380,436
Cash	1,897
Foreign currency, at value (cost $137,715)	137,710
Receivable for interest	6,282,390
Receivable for investments sold	234,320
Unrealized gains on unfunded loan commitments	28,890
Principal paydown receivable	10,681
Prepaid expenses and other assets	34,268
Total assets	404,479,526
Liabilities
Secured borrowing payable	119,000,000
Payable for investments purchased	3,616,397
Payable for when-issued transactions	2,544,831
Dividends payable	1,845,903
Advisory fee payable	179,094
Administration fee payable	16,281
Accrued expenses and other liabilities	915,076
Total liabilities	128,117,582
Total net assets	$276,361,944
Net assets consist of
Paid-in capital	$366,149,626
Total distributable loss	(89,787,682)
Total net assets	$276,361,944
Net asset value per share
Based on $276,361,944 divided by 28,057,569 shares issued and outstanding (100,000,000 shares authorized)	$9.85
The accompanying notes are an integral part of these financial statements.
Allspring Multi-Sector Income Fund | 31

Statement of operations—six months ended April 30, 2024 (unaudited)
Statement of operations
Investment income
Interest (net of foreign withholding taxes of $24,654)	$14,763,929
Income from affiliated securities	345,380
Dividends	1,908
Total investment income	15,111,217
Expenses
Advisory fee	1,089,613
Administration fee	99,056
Custody and accounting fees	38,615
Professional fees	59,712
Shareholder report expenses	33,410
Trustees’ fees and expenses	12,262
Transfer agent fees	16,672
Interest expense	3,661,709
Other fees and expenses	3,504
Total expenses	5,014,553
Net investment income	10,096,664
Realized and unrealized gains (losses) on investments
Net realized losses on
Unaffiliated securities	(5,464,013)
Foreign currency and foreign currency translations	(9,994)
Net realized losses on investments	(5,474,007)
Net change in unrealized gains (losses) on
Unaffiliated securities	19,437,902
Foreign currency and foreign currency translations	24,215
Unfunded loans	28,890
Net change in unrealized gains (losses) on investments	19,491,007
Net realized and unrealized gains (losses) on investments	14,017,000
Net increase in net assets resulting from operations	$24,113,664
The accompanying notes are an integral part of these financial statements.
32 | Allspring Multi-Sector Income Fund

Statement of changes in net assets
Statement of changes in net assets
	Six months ended April 30, 2024 (unaudited)	Year ended October 31, 2023
Operations
Net investment income	$10,096,664	$18,806,561
Net realized losses on investments	(5,474,007)	(18,952,864)
Net change in unrealized gains (losses) on investments	19,491,007	20,408,315
Net increase in net assets resulting from operations	24,113,664	20,262,012
Distributions to shareholders from
Net investment income and net realized gains	(10,971,675)	(13,814,098)
Tax basis return of capital	0	(9,009,943)
Total distributions to shareholders	(10,971,675)	(22,824,041)
Capital share transactions
Net asset value of common shares issued under the Automatic Dividend Reinvestment Plan	0	185,562
Cost of shares repurchased	(76,979)	0
Net increase (decrease) from capital share transactions	(76,979)	185,562
Total increase (decrease) in net assets	13,065,010	(2,376,467)
Net assets
Beginning of period	263,296,934	265,673,401
End of period	$276,361,944	$263,296,934
The accompanying notes are an integral part of these financial statements.
Allspring Multi-Sector Income Fund | 33

Statement of cash flows—six months ended April 30, 2024 (unaudited)
Statement of cash flows
Cash flows from operating activities
Net increase in net assets resulting from operations	$24,113,664
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities
Purchases of long-term securities	(84,347,359)
Proceeds from the sales of long-term securities	84,058,960
Paydowns	760,356
Amortization, net	(1,317,702)
Purchases and sales of short-term securities, net	(1,135,135)
Decrease in receivable for investments sold	559,843
Increase in principal paydown receivable	(8,361)
Decrease in receivable for interest	540,143
Increase in prepaid expenses and other assets	(8,324)
Increase in payable for investments purchased	1,812,699
Increase in advisory fee payable	94
Increase in administration fee payable	8
Decrease in accrued expenses and other liabilities	(123,628)
Proceeds from foreign currency transactions	14,221
Net realized losses on unaffiliated securities	5,464,013
Net realized losses on foreign currency and foreign currency translations	9,994
Net change in unrealized gains (losses) on unaffiliated securities	(19,437,902)
Net change in unrealized gain (losses) on foreign currency and foreign currency translations	(24,215)
Net change in unrealized gains (losses) on unfunded loan commitments	(28,890)
Net cash provided by operating activities	10,902,479
Cash flows from financing activities
Cost of shares repurchased	(76,979)
Cash distributions paid	(10,958,476)
Net cash used in financing activities	(11,035,455)
Net decrease in cash	(132,976)
Cash (including foreign currency)
Beginning of period	272,583
End of period	$139,607
Supplemental cash disclosure
Cash paid for interest	$3,756,052
The accompanying notes are an integral part of these financial statements.
34 | Allspring Multi-Sector Income Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2024 (unaudited)	Year ended October 31
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.38	$9.47	$12.57	$12.14	$13.21	$13.10
Net investment income	0.36 [1]	0.67 [1]	0.73 [1]	0.79 [1]	0.76 [1]	0.81 [1]
Net realized and unrealized gains (losses) on investments	0.50	0.05	(2.73)	0.75	(0.86)	0.48
Total from investment operations	0.86	0.72	(2.00)	1.54	(0.10)	1.29
Distributions to shareholders from
Net investment income	(0.39)	(0.49)	(0.71)	(0.81)	(0.65)	(0.70)
Tax basis return of capital	0.00	(0.32)	(0.39)	(0.31)	(0.52)	(0.52)
Total distributions to shareholders	(0.39)	(0.81)	(1.10)	(1.12)	(1.17)	(1.22)
Anti-dilutive effect of shares repurchased	0.00 [2]	0.00	0.00 [2]	0.01	0.20	0.04
Net asset value, end of period	$9.85	$9.38	$9.47	$12.57	$12.14	$13.21
Market value, end of period	$8.95	$8.70	$8.97	$13.34	$10.85	$12.67
Total return based on market value[3]	7.27%	5.74%	(25.38)%	34.28%	(5.09)%	20.91%
Ratios to average net assets (annualized)
Expenses*	3.61%	3.40%	1.64%	1.19%	1.75%	2.29%
Net investment income*	7.27%	6.88%	6.71%	6.14%	6.15%	6.17%
Supplemental data
Portfolio turnover rate	18%	42%	40%	47%	36%	26%
Net assets, end of period (000s omitted)	$276,362	$263,297	$265,673	$352,941	$344,553	$403,907
Borrowings outstanding, end of period (000s omitted)	$119,000	$119,000	$119,000	$139,000	$139,000	$173,000
Asset coverage per $1,000 of borrowing, end of period	$3,322	$3,213	$3,233	$3,539	$3,479	$3,335

*	Ratios include interest expense relating to interest associated with borrowings and/or leverage transactions as follows:

Six months ended April 30, 2024 (unaudited)	2.64%
Year ended October 31, 2023	2.44%
Year ended October 31, 2022	0.74%
Year ended October 31, 2021	0.32%
Year ended October 31, 2020	0.80%
Year ended October 31, 2019	1.32%

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]
Total return is calculated assuming a purchase of common stock on the first day and a sale on the last day of the period reported. Dividends and distributions, if any, are assumed for purposes of these calculations to be reinvested at prices obtained under the Fund’s Automatic Dividend Reinvestment Plan. Total return does not reflect brokerage commissions that a shareholder would pay on the purchase and sale of shares.

The accompanying notes are an integral part of these financial statements.
Allspring Multi-Sector Income Fund | 35

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Multi-Sector Income Fund (the “Fund”) was organized as a statutory trust under the laws of the state of Delaware on April 10, 2003 and is registered as a diversified closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the
36 | Allspring Multi-Sector Income Fund

Notes to financial statements (unaudited)
participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market and any unrealized gains or losses are recorded in the Statement of Assets and Liabilities.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status. Paydown gains and losses are included in interest income.
Dividend income is recognized on the ex-dividend date.
Interest earned on cash balances held at the custodian is recorded as interest income.
Income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Distributions to shareholders
Under a managed distribution plan, the Fund pays monthly distributions to shareholders at an annual minimum fixed rate of 8.00% based on the Fund’s average monthly net asset value per share over the prior 12 months. The monthly distributions may be sourced from income, paid-in capital, and/or capital gains, if any. To the extent that sufficient investment income is not available on a monthly basis, the Fund may distribute long-term capital gains and/or return of capital, if any, in order to maintain its managed distribution level.
Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable  income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of April 30, 2024, the aggregate cost of all investments for federal income tax purposes was $410,667,837 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$7,050,042
Gross unrealized losses	(19,939,619)
Net unrealized losses	$(12,889,577)
As of October 31, 2023, the Fund had capital loss carryforwards which consisted of $19,125,814 in short-term capital losses and $49,540,498 in long-term capital losses.
Allspring Multi-Sector Income Fund | 37

Notes to financial statements (unaudited)
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$342,760	$0	$342,760
Asset-backed securities	0	10,744,764	0	10,744,764
Common stocks
Communication services	0	0	0	0
Energy	499,601	0	0	499,601
Investment Companies	267,180	0	0	267,180
Corporate bonds and notes	0	183,333,806	0	183,333,806
Foreign corporate bonds and notes	0	32,352,108	0	32,352,108
Foreign government bonds	0	53,144,794	0	53,144,794
Loans	0	49,477,539	1,567,332	51,044,871
Non-agency mortgage-backed securities	0	13,760,700	0	13,760,700
Yankee corporate bonds and notes	0	34,156,100	0	34,156,100
Yankee government bonds	0	722,250	0	722,250
Short-term investments
Investment companies	17,380,436	0	0	17,380,436
Total assets	$18,147,217	$378,034,821	$1,567,332	$397,749,370
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
	Balance, beginning of period	Net Purchases	Net Sales/ Settlements	Accrued Discounts (Premiums)	Realized Gains (Losses)	Net Change in Unrealized gains (losses)	Transfers into Level 3	Transfers out of Level 3	Balance, end of period
Investments in:
Loans	$260,810	$1,733,849	$(208,188)	$1,581	$(783,077)	$777,375	$0	$(215,018)	$1,567,332

Net Change in Unrealized Gains (Losses) on Investments Held at April 30, 2024
Investments in:
Loans	$(9,318)
38 | Allspring Multi-Sector Income Fund

Notes to financial statements (unaudited)
The investment type categorized above were valued using indicative broker quotes. These indicative broker quotes are considered Level 3 inputs. Quantitative unobservable inputs used by the brokers are often proprietary and not provided to the Fund and therefore the disclosure that would address these inputs is not included above.
4.
TRANSACTIONS WITH AFFILIATES
Advisory fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the adviser to the Fund and is entitled to receive a fee at an annual rate of 0.55% of the Fund’s average daily total assets. Total assets consist of the net assets of the Fund plus borrowings or other leverage for investment purposes to the extent excluded in calculating net assets.
Allspring Funds Management has retained the services of subadvisers to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is a subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate of 0.30% of the Fund’s average daily total assets. Allspring Global Investments (UK) Limited, an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is also a subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate of 0.10% of the Fund’s average daily total assets.
Administration fee
Allspring Funds Management also serves as the administrator to the Fund, providing the Fund with a wide range of administrative services necessary to the operation of the Fund. Allspring Funds Management is entitled to receive an annual administration fee from the Fund equal to 0.05% of the Fund’s average daily total assets.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the six months ended April 30, 2024.
5.
CAPITAL SHARE TRANSACTIONS
The Fund has authorized capital of 100,000,000 shares with no par value. For the six months ended April 30, 2024 and year ended October 31, 2023, the Fund issued 0 and 18,979 shares, respectively, pursuant to the Fund’s Automatic Dividend Reinvestment Plan. See “Automatic dividend reinvestment plan”.
Under an open-market share repurchase program (the “Buyback Program”), the Fund is authorized to repurchase up to 5% of its outstanding shares in open market transactions. The Fund’s Board of Trustees has delegated to Allspring Funds Management full discretion to administer the Buyback Program including the determination of the amount and timing of repurchases in accordance with the best interests of the Fund and subject to applicable legal limitations. During the six months ended April 30, 2024, the Fund repurchased 8,722 of its shares on the open-market at a total cost of $76,979 (weighted average price per share of $8.81). The weighted average discount of these repurchased shares was 10.28%. During the year ended October 31, 2023, the Fund did not repurchase any of its shares under the open-market share repurchase program.
6.
BORROWINGS
The Fund has borrowed $119,000,000 through a revolving line of credit administered by a major financial institution (the “Facility”). The Facility has a commitment amount of up to $119,000,000. The Fund is charged interest at the 1 Month Secured Overnight Financing Rate (SOFR) plus a spread and a commitment fee based on the unutilized amount of the commitment amount. The financial institution holds a security interest in all the assets of the Fund as collateral for the borrowing. Based on the nature of the terms of the Facility and comparative market rates, the carrying amount of the borrowings at April 30, 2024 approximates its fair value. If measured at fair value, the borrowings would be categorized as a Level 2 under the fair value hierarchy.
During the six months ended April 30, 2024, the Fund had average borrowings outstanding of $119,000,000 (on an annualized basis) at an average interest rate of 6.19% and recorded interest in the amount of $3,661,709, which represents 2.64% of its average daily net assets (on an annualized basis).
7.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended April 30, 2024 were $84,347,359 and $69,298,899, respectively.
Allspring Multi-Sector Income Fund | 39

Notes to financial statements (unaudited)
8.
COMMITMENTS
As of April 30, 2024, the Fund had the following unfunded loan commitments which are available until the maturity date:
	Unfunded commitments	Unrealized gain (loss)
Enviva, Inc., 4.00%, 12-13-2024 Tranche B	$498,118	$1,659
Enviva, Inc., 4.00%, 12-13-2024 Tranche A	199,247	27,231
	$697,365	$28,890
Based on the nature of the terms of the loans and comparative market rates, the carrying amount of the unfunded loan commitments at April 30, 2024 approximates its fair value. If measured at fair value, the unfunded loan commitments would be categorized as Level 2 under the fair value hierarchy.
9.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
10.SUBSEQUENT DISTRIBUTIONS
Under the managed distribution plan, the Fund declared the following distributions to common shareholders:
Declaration date	Record date	Payable date	Per share amount
April 26,2024	May 13,2024	June 3,2024	$0.06566
May 30,2024	June 13,2024	July 1,2024	0.06572
These distributions are not reflected in the accompanying financial statements.
40 | Allspring Multi-Sector Income Fund

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Annual meeting of shareholders
On February 5, 2024, an Annual Meeting of Shareholders for the Fund was held to consider the following proposal. The results of the proposal are indicated below.
Proposal 1 – Election of trustees:
William R. Ebsworth
Shares voted “For”	16,846,055
Shares voted “Withhold”	4,160,042
Jane A. Freeman
Shares voted “For”	16,945,280
Shares voted “Withhold”	4,126,992
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.
Recent amendments to the Fund’s by-laws
On December 19, 2023, with subsequent additional amendments approved April 16, 2024, the Board of Trustees of the Fund approved the adoption of Amended and Restated By-Laws of the Fund (the “By-Laws”).   The By-Laws, among other things, contain modified procedural and informational requirements in connection with any advance notice of shareholder proposals or nominations, including certain information about the proponent and the proposal, or in the case of a Trustee nomination, the nominee. Any shareholder considering making a Trustee nomination or other proposal should carefully review and comply with those provisions of the By-Laws. Furthermore, in determining whether a particular nominee is qualified to serve as a Trustee, the Board has an interest in the nominee’s background, skills, experience and other attributes in light of the composition of the Board. The By-Laws now include qualifications and requirements for Trustee eligibility. Additionally, the By-Laws have changed the voting standard required for election as a Trustee. The By-Laws now provide that the affirmative vote of a majority of shares outstanding and entitled to vote in an election is required to elect a Trustee in a contested election with a plurality of shares outstanding required to elect a Trustee in an uncontested election. The new voting standard will apply to all future elections of Trustees. The foregoing discussion is only a high-level summary of certain aspects of the By-Laws and is qualified in its entirety by reference to the By-Laws. Shareholders should refer to the By-Laws for more information, which can be found in a Current Report on Form 8-K filed by the Fund with the Securities and Exchange Commission (available at www.sec.gov).
Delaware statutory trust act – control share acquisitions
Because the Fund is organized as a Delaware statutory trust, it is subject to the control share acquisition statute (the “Control Share Statute”) contained in Subchapter III of the Delaware Statutory Trust Act (the “DSTA”), which became automatically applicable to listed closed-end funds, such as the Fund, upon its effective date of August 1, 2022 (the “Effective Date”).
The Control Share Statute provides for a series of voting power thresholds above which shares are considered control shares. The first such threshold is 10% or more, but less than 15%, of all voting power. Voting power is defined by the Control Share Statute as the power to directly or indirectly exercise or direct the exercise of the voting power of Fund shares in the election of trustees. Whether a voting power threshold is met is determined by aggregating the holdings of the acquirer as well as those of its “associates,” as defined by the Control Share Statute.
Once a threshold is reached, an acquirer has no voting rights under the DSTA or the governing documents of the Fund with respect to shares acquired in excess of that threshold (i.e., the “control shares”) unless approved by shareholders or exempted by the Fund’s Board of Trustees. Approval by shareholders requires the affirmative vote of two-thirds of all votes entitled to be cast on the matter, excluding shares held by the acquirer and its associates as well as shares held by certain insiders of the Fund. The Control Share Statute provides procedures for an acquirer to request a shareholder meeting for the purpose of considering whether voting rights shall be accorded to control shares. Further approval by the Fund’s shareholders would be

Allspring Multi-Sector Income Fund | 41

Other information (unaudited)
required with respect to additional acquisitions of control shares above the next applicable threshold level. In addition, the Fund’s Board of Trustees is permitted, but not obligated to, exempt specific acquisitions or classes of acquisitions of control shares, either in advance or retroactively.
The Control Share Statute does not retroactively apply to acquisitions of shares that occurred prior to the Effective Date. However, such shares will be aggregated with any shares acquired after the Effective Date for purposes of determining whether a voting power threshold is exceeded, resulting in the newly acquired shares constituting control shares.
The Control Share Statute requires shareholders to disclose to the Fund any control share acquisition within 10 days of such acquisition and, upon request, to provide any information that the Fund’s Board of Trustees reasonably believes is necessary or desirable to determine whether a control share acquisition has occurred.
The foregoing is only a summary of certain aspects of the Control Share Statute. Shareholders should consult their own legal counsel to determine the application of the Control Share Statute with respect to their shares of the Fund and any subsequent acquisitions of shares.

42 | Allspring Multi-Sector Income Fund

Other information (unaudited)
Board of trustees and officers
The following table provides basic information about the Board of Trustees (the “Trustees”) and Officers of the Fund. Each of the Trustees and Officers listed below acts in identical capacities for each fund in the Allspring family of funds, which consists of 99 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust, and four closed-end funds, including the Fund (collectively the “Fund Complex”). The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. The Board of Trustees is classified into three classes of which one is elected annually. Each Trustee serves a three-year term concurrent with the class from which the Trustee is elected. Each Officer serves an indefinite term.
Independent Trustees
Name and year of birth	Position held and length of service**	Principal occupations during past five years or longer	Current other public company or investment company directorships
Class I - Non-Interested Trustees to serve until 2026 Annual Meeting of Shareholders
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2010; Audit Committee Chair, since 2019
Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of
CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011,
Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and
Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to
2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the
Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory board of
Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).
N/A
David F. Larcker (Born 1950)	Trustee, since 2010
Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of
Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the
Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate
Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of
Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The
Wharton School, University of Pennsylvania from 1985 to 2005.
N/A
Olivia S. Mitchell (Born 1953)	Trustee, since 2010
International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the
University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center
on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic
Research. Previously taught at Cornell University from 1978 to 1993.
N/A
Class II - Non-Interested Trustees to serve until 2027 Annual Meeting of Shareholders
William R. Ebsworth (Born 1957)	Trustee, since 2015
Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong
Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of
Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International
Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life
Insurance Company. Serves on the Investment Company Institute’s Board of Governors since
2022 and Executive Committee since 2023 as well as the Vice Chairman of the Governing Council of the Independent Directors Council since 2023. Audit Committee Chair and Investment
Committee Chair of the Vincent Memorial Hospital Foundation (non-profit organization). Mr.
Ebsworth is a CFA charterholder.
N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since January 2018***
Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning
Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens &
Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead
Independent Director and chair of the Audit Committee. Board member of the Russell Exchange
Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.
N/A
** Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
*** Ms. Freeman will serve as Chair Liaison through June 2024, at which time Ms. Wheelock will assume the role.

Allspring Multi-Sector Income Fund | 43

Other information (unaudited)
Name and year of birth	Position held and length of service**	Principal occupations during past five years or longer	Current other public company or investment company directorships
Class III - Non-Interested Trustees to serve until 2025 Annual Meeting of Shareholders
Timothy J. Penny (Born 1951)	Trustee, since 2010; Chair, since 2018
President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of
NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.
N/A
James G. Polisson (Born 1959)	Trustee, since 2018; Nominating and Governance Committee Chair, since 2024
Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to
2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell
Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays
Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays
Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-
profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of
Columbia Bar Associations.
N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019***
Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner,
Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for
Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-
2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive
Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner,
Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination
Medical Center Corporation. Board member of the Minnesota Wild Foundation.
N/A
** Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
***  Ms. Freeman will serve as Chair Liaison through June 2024, at which time Ms. Wheelock will assume the role.

44 | Allspring Multi-Sector Income Fund

Other information (unaudited)
Officers1
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017
President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund
Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital
Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated
Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Complex)
Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen
Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022
Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance
Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015
Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.

Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021
Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department
from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at
Morgan, Lewis & Bockius LLP from 2008 to 2015.

1 For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

Allspring Multi-Sector Income Fund | 45

Automatic dividend reinvestment plan
Automatic dividend reinvestment plan
All common shareholders are eligible to participate in the Automatic Dividend Reinvestment Plan (“the Plan”). Pursuant to the Plan, unless a common shareholder is ineligible or elects otherwise, all cash dividends and capital gains distributions are automatically reinvested by Computershare Trust Company, N.A., as agent for shareholders in administering the Plan (“Plan Agent”), in additional common shares of the Fund. Whenever the Fund declares an ordinary income dividend or a capital gain dividend (collectively referred to as “dividends”) payable either in shares or in cash, nonparticipants in the Plan will receive cash, and participants in the Plan will receive the equivalent in common shares. The shares are acquired by the Plan Agent for the participant’s account, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized common shares from the Fund (“newly issued common shares”) or (ii) by purchase of outstanding common shares on the open-market (open-market purchases) on the NYSE Amex or elsewhere. If, on the payment date for any dividend or distribution, the net asset value per share of the common shares is equal to or less than the market price per common share plus estimated brokerage commissions (“market premium”), the Plan Agent will invest the amount of such dividend or distribution in newly issued shares on behalf of the participant. The number of newly issued common shares to be credited to the participant’s account will be determined by dividing the dollar amount of the dividend by the net asset value per share on the date the shares are issued, provided that the maximum discount from the then current market price per share on the date of issuance may not exceed 5%. If on the dividend payment date the net asset value per share is greater than the market value (“market discount”), the Plan Agent will invest the dividend amount in shares acquired on behalf of the participant in open-market purchases. There will be no brokerage charges with respect to shares issued directly by the Fund as a result of dividends or capital gains distributions payable either in shares or in cash. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open-market purchases in connection with the reinvestment of dividends. The automatic reinvestment of dividends and distributions will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such dividends. All correspondence concerning the Plan should be directed to the Plan Agent at P.O. Box 505000, Louisville, Kentucky 40233 or by calling 1-800-730-6001.

46 | Allspring Multi-Sector Income Fund

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Transfer Agent, Registrar, Shareholder Servicing
Agent & Dividend Disbursing Agent
Computershare Trust Company, N.A.
P.O. Box 505000
Louisville, Kentucky 40233
1-800-730-6001
Website: allspringglobal.com

Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2024 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-05022024-6z6yzvat 06-24
SAR159 04-24

ITEM 2. CODE OF ETHICS

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. INVESTMENTS

A Portfolio of Investments for Allspring Multi-Sector Income Fund is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

	(a)	(b)	(c)	(d)
Period	Total Number of Shares Purchased	Average Price Paid per Share	Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	Maximum Number of Shares that May Yet Be Purchased Under the Plans or Programs
11/1/2023 to 11/30/2023	0	$0.00	0	1,402.608
12/1/2023 to 12/31/2023	0	0.00	0	1,402.608
1/1/2024 to 1/31/2024	0	0.00	0	1,403,315
2/1/2024 to 2/29/2024	0	0.00	0	1,403,315
3/1/2024 to 3/31/2024	0	0.00	0	1,403,315
4/1/2024 to 4/30/2024	8,722	8.81	8,722	1,394,543
Total	8,722	8.81	8,722	1,394,543

On November 15, 2023, the Fund announced a renewal of its open-market share repurchase program (the “Buyback Program”). Under the renewed Buyback Program, the Fund may repurchase up to 5% of its outstanding shares in open market transactions during the period beginning on January 1, 2024 and ending on December 31, 2024. The Fund’s Board of Trustees has delegated to Allspring Funds Management, LLC, the Fund’s adviser, discretion to administer the Buyback Program, including the determination of the amount and timing of repurchases in accordance with the best interests of the Fund and subject to applicable legal limitations.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Allspring Multi-Sector Income Fund disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURES OF SECURITIES LENDING ACTIVITES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13. EXHIBITS

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allspring Multi-Sector Income Fund

By:	/s/ Andrew Owen
Andrew Owen
President

Date: June 26, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Allspring Multi-Sector Income Fund

By:	/s/ Andrew Owen
Andrew Owen
President

Date: June 26, 2024

By:	/s/ Jeremy DePalma
Jeremy DePalma
Treasurer

Date: June 26, 2024